Fee and commission income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income (expense)	$ 15,647	$ 17,185	$ 17,514
Openning And Confirmation [Member]
Fee and commission income (expense)	9,693	11,019
Negotiation And Acceptance [Member]
Fee and commission income (expense)	399	379
Amendment [Member]
Fee and commission income (expense)	605	869
Structuring [Member]
Fee and commission income (expense)	5,622	4,950
Other [Member]
Fee and commission income (expense)	(672)	(32)
Syndicated loans [Member]
Fee and commission income (expense)	5,622	4,950
Syndicated loans [Member] | Openning And Confirmation [Member]
Fee and commission income (expense)	0
Syndicated loans [Member] | Negotiation And Acceptance [Member]
Fee and commission income (expense)	0
Syndicated loans [Member] | Amendment [Member]
Fee and commission income (expense)	0
Syndicated loans [Member] | Structuring [Member]
Fee and commission income (expense)	5,622	4,950
Syndicated loans [Member] | Other [Member]
Fee and commission income (expense)	0
Documentary and stand-by Letters of Credit [Member]
Fee and commission income (expense)	9,506	10,767
Documentary and stand-by Letters of Credit [Member] | Openning And Confirmation [Member]
Fee and commission income (expense)	8,381	9,281
Documentary and stand-by Letters of Credit [Member] | Negotiation And Acceptance [Member]
Fee and commission income (expense)	399	379
Documentary and stand-by Letters of Credit [Member] | Amendment [Member]
Fee and commission income (expense)	632	1,020
Documentary and stand-by Letters of Credit [Member] | Structuring [Member]
Fee and commission income (expense)	0
Documentary and stand-by Letters of Credit [Member] | Other [Member]
Fee and commission income (expense)	94	87
Other [Member]
Fee and commission income (expense)	519	1,468
Other [Member] | Openning And Confirmation [Member]
Fee and commission income (expense)	1,312	1,738
Other [Member] | Negotiation And Acceptance [Member]
Fee and commission income (expense)	0
Other [Member] | Amendment [Member]
Fee and commission income (expense)	(27)	(151)
Other [Member] | Structuring [Member]
Fee and commission income (expense)	0
Other [Member] | Other [Member]
Fee and commission income (expense)	$ (766)	$ (119)